Trade Accounts Receivable	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable [Abstract]
Trade Accounts Receivable
NOTE 3      -   TRADE ACCOUNTS RECEIVABLE

	December 31,
	2 0 1 1	2 0 1 0

Accounts receivable	6,804	6,691
Less - allowance for doubtful accounts	(964)	(983)
	5,840	5,708

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Allowance for doubtful accounts at beginning of year	$983	$1,404	$1,319
Provision	156	(307)	260
Translation adjustments	(1)	(1)	(1)
Accounts receivable written off	(174)	(113)	(174)
Allowance for doubtful accounts at end of year	964	983	1,404